OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2025	2024

Prepaid expenses	$6,251	$6,505
Government authorities	1,405	2,841
Advances to suppliers	932	2,703
Derivatives	-	110
Insurance receivables (*)	11,023	32,178
Other receivables	1,712	5,168

	$21,323	$49,505

(*) Related to bodily injury claims, see also note 10.